Exhibit 99.2

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending: November 30, 2018

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $2,088,669.99 Remitted: $2,116,444.55*

*Includes $131,819.72 collected in October and remitted in November. Difference between total collected and total remitted amount reflects $104,045.16 collected in November and remitted in December.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 19th day of December, 2018.

ENTERGY LOUISIANA, LLC, as Servicer

By: /s/ Steven C. McNeal

Name: Steven C. McNeal
Vice President and Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending: December 31, 2018

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,736,875.66 Remitted: $1,742,880.72*

*Includes $104,045.16 collected in November and remitted in December. Difference between total collected and total remitted amount reflects $98,040.10 collected in December and remitted in January.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 21st day of January, 2019.

ENTERGY LOUISIANA, LLC, as Servicer

By: /s/ Steven C. McNeal

Name: Steven C. McNeal
Vice President and Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending: January 31, 2019

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,818,002.35 Remitted: $1,852,029.08*

*Includes $98,040.10 collected in December and remitted in January. Difference between total collected and total remitted amount reflects $64,013.37 collected in January and remitted in February.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of February, 2019.

ENTERGY LOUISIANA, LLC, as Servicer

By: /s/ Steven C. McNeal

Name: Steven C. McNeal
Vice President and Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending: February 28, 2019

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,814,545.15 Remitted: $1,816,643.30*

*Includes $64,013.37 collected in January and remitted in February. Difference between total collected and total remitted amount reflects $61,915.22 collected in February and remitted in March.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 19th day of March, 2019.

ENTERGY LOUISIANA, LLC, as Servicer

By: /s/ Steven C. McNeal

Name: Steven C. McNeal
Vice President and Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending: March 31, 2019

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,726,981.50 Remitted: $1,710,417.26*
*Includes $61,915.22 collected in February and remitted in March. Difference between total collected and total remitted amount reflects $78,479.46 collected in March and remitted in April.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 17th day of April, 2019.

ENTERGY LOUISIANA, LLC, as Servicer

By: /s/ Steven C. McNeal

Name:    Steven C. McNeal
Title:    Vice President and Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending: April 30, 2019

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,852,695.01 Remitted: $1,891,690.24*

*Includes $78,479.46 collected in March and remitted in April. Difference between total collected and total remitted amount reflects $39,484.23 collected in April and remitted in May.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 22nd day of May, 2019.

ENTERGY LOUISIANA, LLC, as Servicer

By: /s/ Steven C. McNeal

Name:    Steven C. McNeal
Title:    Vice President and Treasurer